Warrants (Tables) - Rigetti Computing, Inc [Member]	3 Months Ended
Mar. 31, 2022
Class of Warrant or Right [Line Items]
Schedule Of Common Stock Warrants

Warrant Class	Shares	Issuance Date	Strike Price per Share	Expiration Date
Common Stock Warrants	783,129	May 18, 2021	$0.270	May 18, 2031

Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach	Significant inputs into the respective models at the March 2, 2022 (the initial recognition) and March 31, 2022 are as follows:

Valuation Assumptions	Initial Recognition on March 2, 2022	March 31, 2022
Stock Price	$9.43	$6.30
Strike Price	$11.50	$11.50
Volatility (annual)	29.50%	44.25%
Risk-free rate	1.74%	2.42%
Estimated time to expiration (years)	5	5
Dividend yield	—%	—%

Summary of vesting status of the Customer Warrant
The vesting status of the Customer Warrant is as follows at March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Vested Customer warrants	1,072,237	1,072,237
Unvested Customer warrants	1,608,359	1,608,359

	2,680,596	2,680,596

Warrants To Purchase Class A Common Stock [Member]
Class of Warrant or Right [Line Items]
Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach
The fair value of the common stock warrant liabilities presented above were measured using the Black Scholes model approach. Significant inputs into the respective models at March 31, 2022 is as follow:

Valuation Assumption - Common Stock Warrants	March 31, 2022
Stock price	$6.30
Strike price	$0.27
Volatility (annual)	105.10%
Risk-free rate	2.29%
Estimated time to expiration (years)	9
Dividend yield	—%